Commitments and Contingencies - Minimum Patent Royalties Payable (Q2) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Years Ending December 31,
2025 (excluding the first six months of fiscal year 2025)	$ 700
2026	825	$ 1,225
2027	825	825
2028	825	825
2029	825	825
Thereafter	9,075
Total	$ 13,075	$ 13,600